Shareholder's Equity (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of reconciliation of the beginning and ending balance for the liabilities measured using fair significant unobservable inputs
Insurance of warrants on February 2, 2021	18,244
Change in fair value	(6,837)
Foreign currency translation adjustment	(196)
Balance – December 31, 2021	11,211
Change in fair value	(11,818)
Foreign currency translation adjustment	607
Balance – December 31, 2022	—